SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 USD ($) shares
Statement [Line Items]
Common shares issued | shares	16,504,560	16,504,560	9,338,685
Gross proceeds on cash commission	$ 2,118		$ 268
Cash commission	2.75%		2.75%
Issuance shares costs	$ 690		$ 360
Net proceeds from cash commission	74,906		9,464
Proceeds from gross prospectus supplement	77,024		9,732
Fair value of stock options granted, share-based payments	$ 1,781		$ 907
Restricted share units | shares	1,547,715		1,881,000
Weighted average fair value per share | $ / shares		$ 2.50
Share Capital Two [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs | shares	1,308,296		1,197,709
Common shares issued carrying value of RSUs exercised	$ 1,008		$ 1,018
Amount recorded for withholding taxes due RSU forfiet	$ 342
Share Capital [Member]
Statement [Line Items]
Common shares issued | shares	3,930,490	3,930,490	1,301,000
Shares forfeit for net exercise | shares	320,510	320,510
Gross proceeds on cash commission	$ 2,617		$ 986
Issuance of fair value	$ 2,151		$ 529
Stock option exercise | shares	4,251,000	4,251,000	1,301,000
Share capital acquisition costs	$ 4,768		$ 1,515
Restricted Share Units [Member]
Statement [Line Items]
Share-based Payments for fair value	$ 1,945		$ 1,128